Statement of Additional Information Supplement

June 14, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 14, 2024, to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2024, as amended

Advantage Portfolio

American Resilience Portfolio

Asia Opportunity Portfolio

Counterpoint Global Portfolio

Developing Opportunity Portfolio

Emerging Markets ex China Portfolio

Emerging Markets Leaders Portfolio

Emerging Markets Portfolio

Global Concentrated Portfolio

Global Core Portfolio

Global Endurance Portfolio

Global Focus Real Estate Portfolio

Global Franchise Portfolio

Global Infrastructure Portfolio

Global Insight Portfolio

Global Opportunity Portfolio

Global Permanence Portfolio

Global Real Estate Portfolio

Global Sustain Portfolio

Growth Portfolio

Inception Portfolio

International Advantage Portfolio

International Equity Portfolio

International Opportunity Portfolio

International Resilience Portfolio

Multi-Asset Real Return Portfolio

Next Gen Emerging Markets Portfolio

Passport Overseas Equity Portfolio

Permanence Portfolio

US Core Portfolio

U.S. Focus Real Estate Portfolio

U.S. Real Estate Portfolio

Vitality Portfolio

(the "Funds")

Richard G. Gould joined the Board of Directors of Morgan Stanley Institutional Fund, Inc. as an Independent Director effective June 1, 2024. As a result, all references to 10 Directors are hereby deleted and replaced with 11 Directors. In addition, references to the Compliance and Insurance Committee and Equity Investment Committee membership are hereby amended to reflect that Mr. Gould is a member of each such Committee.

The following is hereby added as a new row in the section of the Funds' Statement of Additional Information titled "Management of the Company—Directors":

Name, Address and Birth Year of Independent Director	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Director	Other Directorships Held by Independent Director During Past 5 Years**
Richard G. Gould c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Directors One State Street Hartford, CT 06103 Birth Year: 1959	Director	Since June 2024	Global Chief Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988; Equity Derivatives Trading, Lehman Brothers (1983-1986)	84	Global Management Committee Member, CLSA (2014-2020); Broking Executive Committee Member, CLSA (2014-2020)

The following is hereby added to the section of the Funds' Statement of Additional Information titled "Management of the Company—Experience, Qualifications and Attributes":

With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations. Mr. Gould's approach to management combines strategic perspective with deep global operations experience. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (ISG), Bloomberg LP, and CLSA Americas (CLSA). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm's various business lines in New York, London, and Tokyo. After his tenure with Morgan Stanley, Mr. Gould began a new venture as a Founding Member and Executive Vice President of ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm's fixed income, equities derivatives, FX products, and logarithmic trading platform. Mr. Gould next held Chairman, CEO, and other executive roles within CLSA and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans, and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.

Please retain this supplement for future reference.